Management and Director Compensation	9 Months Ended
Sep. 30, 2024
Management And Director Compensation
Management and Director Compensation

Note 11 – Management and Director Compensation

The Company paid its officers cash compensation totaling $240,176 and $245,000, and $1,595,711 and $1,290,000 for the three- and nine-month periods ended September 30, 2024 and 2023, respectively. Of the $1,595,711 amount, $400,000 was paid to Advanomics Corporation, a company controlled by the CEO of the Company.

The Company paid its directors aggregate cash compensation totaling $100,000 for each of the three months periods ended September 30, 2024 and 2023, and $300,000 for each of the nine-month periods ended September 30, 2024 and 2023.